LEASES	12 Months Ended
Dec. 31, 2023
Leases
LEASES

NOTE 7 – LEASES

The Company has various operating leases for office space. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) minus 2.25% (interest rate of short-term bank loans as mentioned in note 9) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 2.75%.

As of December 31, 2023 and 2022, the right-of-use assets totaled $34,143 and $100,589, respectively.

As of December 31, 2023 and 2022, lease liabilities consist of the following:

	As of December 31,
	2023	2022

Lease liabilities – current portion	$34,143	$66,604
Lease liabilities – non-current portion	-	33,985
Total	$34,143	$100,589

During the years ended December 31, 2023, 2022 and 2021, the Company incurred total operating lease expenses of $67,794, $70,478 and $52,909, respectively.

Other lease information is as follows:

	2023	2022

Weighted-average remaining lease term – operating leases	0.5 year	1.5 year
Weighted-average discount rate – operating leases	2.75%	2.75%

The following is a schedule of future minimum payments under operating leases as of December 31:

December 31,

2024	$34,414
Less: imputed interest	(271)
Total operating lease liabilities, net of interest	$34,143